DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

21.  DERIVATIVE FINANCIAL INSTRUMENTS

Currency Risk Management

The Company uses foreign exchange economic hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange rates. The Company is primarily exposed to currency fluctuations relative to the US dollar as a significant portion of the Company’s operating costs and capital expenditures are denominated in foreign currencies; primarily the Canadian dollar, the Euro and the Mexican peso. These potential currency fluctuations increase the volatility of, and could have a significant impact on, the Company’s production costs and capital expenditures. The economic hedges relate to a portion of the foreign currency denominated cash outflows arising from foreign currency denominated expenditures.

As at December 31, 2019, the Company had outstanding derivative contracts related to $252.0 million of 2020 expenditures. The Company recognized mark-to-market adjustments in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss). The Company did not apply hedge accounting to these arrangements in its derivative programs for the 2019 and 2020 fiscal years.

Mark-to-market gains and losses related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations corroborated by option pricing models that utilize period-end forward pricing of the applicable foreign currency to calculate fair value.

The Company’s other foreign currency derivative strategies in 2019 and 2018 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars and Mexican pesos. All of these derivative transactions expired prior to year-end such that no derivatives were outstanding as at December 31, 2019 or December 31, 2018. The call option premiums were recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss).

Commodity Price Risk Management

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instruments as economic hedges of the price risk on a portion of diesel fuel costs associated primarily with  its Nunavut’s diesel fuel exposure as it relates to operating costs. There were derivative financial instruments outstanding as at December 31, 2019 relating to 12.0 million gallons of heating oil (December 31, 2018 - 12.0 million). The related mark‑to‑market adjustments prior to settlement were recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss). The Company did not apply hedge accounting to these arrangements.

Mark‑to‑market gains and losses related to heating oil derivative financial instruments are based on broker‑dealer quotations that utilize period end forward pricing to calculate fair value.

The following table sets out a summary of the amounts recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss):

	Year Ended December 31,
	2019	2018
Premiums realized on written foreign exchange call options	$(1,693)	$(3,110)
Realized loss on warrants	88	—
Unrealized (gain) loss on warrants(i)	(2,325)	452
Realized gain on currency and commodity derivatives	(450)	(2,790)
Unrealized (gain) loss on currency and commodity derivatives(i)	(12,744)	11,513
(Gain) loss on derivative financial instruments	$(17,124)	$6,065

Note:

(i)

Unrealized gains and losses on financial instruments that are not designated and accounted for as hedges are recognized through the (gain) loss on derivative financial instruments line item in the consolidated statements of income (loss) and through the other line item of the consolidated statements of cash flows.